Shareholders' Equity - Additional Information (Details)		3 Months Ended
	Nov. 02, 2018 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) VotingRight	Mar. 31, 2018 shares	Mar. 31, 2019 GBP (£) £ / shares	Dec. 31, 2018 £ / shares	Dec. 31, 2017 £ / shares
Class Of Stock [Line Items]
Common Stock, Conversion Basis		one-for-0.8003
Ordinary Shares, Par Value | £ / shares				£ 0.10	£ 0.10
Ordinary shares voting rights description		Each holder of ordinary shares is entitled to one vote per ordinary share
Ordinary shares dividends declared		$ 0
Number of ordinary voting rights | VotingRight		1
Maximum
Class Of Stock [Line Items]
Ordinary shares maximum nominal value | £				£ 13,023,851.50
Redesignation
Class Of Stock [Line Items]
Common Stock, Conversion Basis		one-for-one
Corporate Reorganization
Class Of Stock [Line Items]
Ordinary Shares, Par Value | (per share)	$ 0.10					£ 0.00001
American Depositary Shares | Initial Public Offering
Class Of Stock [Line Items]
Issuance of ordinary shares in initial public offering net of issuance, Shares | shares	16,103,572
Issue price per share | $ / shares	$ 14.00
Issuance of ADRs in initial public offering, net of issuance costs	$ 205,500,000
Underwriting discounts and commissions	15,800,000
Payment of offering expenses	$ 4,200,000
Convertible Preferred Shares
Class Of Stock [Line Items]
Issuance of ordinary shares in initial public offering net of issuance, Shares | shares			493,496
Preferred stock conversion basis		one-for-0.8003